Income tax and social contribution (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Income (loss) before income tax and social contribution (Continued operations)	R$ (332)	R$ (1,315)	R$ (570)
Credit (expense) of Income tax and social contribution expense at the nominal rate	(113)	(447)	(143)
Tax penalties	(27)	(10)	(14)
Share of profit of associates	261	(51)	(14)
Interest on own capital		24	114
Tax benefits	4	11	4
Tax credits (*)	144	113	143
Subsidy for investments (**)		138	427
Tax on results earned abroad		(9)	(7)
Provision for non-realization of tax losses			(51)
Recognition of negative bases (***)	305	(180)
Deferred taxes not recognized on tax losses(****)	(400)
Other permanent differences	18	(29)	(20)
Effective income tax and social contribution expense	418	454	725
Credit (expense) income tax and social contribution expense for the year:
Current	193	(174)	(192)
Deferred	611	280	533
Credit (expense) income tax and social contribution expense	R$ 418	R$ 454	R$ 725
Effective rate	125.90%	34.52%	127.19%